Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Adjustments for interest income	£ 29,721	£ 26,461	£ 16,074
Adjustments for interest expense	£ 17,840	£ 11,100	£ 3,320